Right-of-use-assets	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets
9	Right-of-use-assets
The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. Retail stores, warehouse and factory facilities leases were entered into several years ago. Previously, these leases were classified as operating leases under IAS 17.
The Group leases vehicles under a number of leases, which were classified as operating lease under IAS 17. The contract lease term of such leases run for a period of two to four years.
The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.
Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable
contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 20,709.
In 2019 the Company performed an impairment test in accordance with its accounting policy over those right-of-use
assets for which events and changes in circumstances indicated that the carrying amount of the CGU may not be recoverable. The Company determined the recoverable amount as value in use using the discounted cash flow method, at the lowest level for which identifiable cash flows are independent of other cash flows, and compared it with the carrying value. Cash flow projections have been derived from the budget approved by the Board of Directors. Forecasts have been developed taking into consideration the track records of actual results reported by the Company. As a result of such impairment review of the Group’s right-of-use
assets no impairment losses emerged.
Information about leases for which the Group is a lessee is presented below.

(i)
Right-of-use
assets

	Buildings	Vehicles	Total
Cost as at January 1, 2019	55,159	639	55,798
Additions	10,786	395	11,181
Effect of translation adjustments	922	3	925

Cost as at December 31, 2019	66,867	1,037	67,904

Accumulated depreciation as at January 1, 2019	—	—	—
Depreciation	(12,926)	(301)	(13,227)
Effect of translation adjustments	42	(1)	41
Accumulated depreciation as at December 31, 2019	(12,884)	(302)	(13,186)

Net book value as at January 1, 2019	55,159	639	55,798
Net book value as at December 31, 2019	53,983	735	54,718
(ii) Amounts recognized in profit or loss under IFRS 16 for the year ended December 31, 2019

Depreciation charge of right-of-use assets	13,227
Interest on lease liabilities	2,635
Expenses relating to short-term leases	1,090
Expenses relating to leases of low-value assets, excluding short-term leases of low-value	132

Total	17,084

(iii) Amounts recognized in profit or loss under IAS 17 for the years ended December 31, 2018 and 2017
Lease expenses recognised in profit or loss under IAS 17 for the years ended December 31, 2018 and 2017 amount to 17,705 and 17,215, respectively.
(iv) Amounts recognized in statement of cash flow for the year ended December 31, 2019
Lease payments recognised in statement of cash flows for the year ended December 31, 2019 amount to 14,251 and include interests paid for 2,291 (see note 20).